Segment Information - Summary of Geographical Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Net sales	kr 263,351	kr 271,546	kr 232,314
Non-current assets, total	100,546	138,257	68,031
Networks [member]
Disclosure of geographical areas [line items]
Net sales	171,442	193,468	167,838
Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	63,630	60,524	56,224
Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	25,745	14,597	5,513
Other [Member]
Disclosure of geographical areas [line items]
Net sales	2,534	2,957	2,739
South East Asia, Oceania and India [member]
Disclosure of geographical areas [line items]
Net sales	53,318	32,951	28,829
Non-current assets, total	886	999	1,010
South East Asia, Oceania and India [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	43,235	23,695	20,299
South East Asia, Oceania and India [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	10,038	9,179	8,493
South East Asia, Oceania and India [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	36	17	10
South East Asia, Oceania and India [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	9	60	27
North East Asia [member]
Disclosure of geographical areas [line items]
Net sales	23,932	26,733	29,121
Non-current assets, total	1,775	3,385	2,700
North East Asia [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	18,986	22,488	24,464
North East Asia [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	4,720	4,015	4,405
North East Asia [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	37	8	1
North East Asia [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	189	222	251
North America [member]
Disclosure of geographical areas [line items]
Net sales	59,230	95,394	77,456
Non-current assets, total	33,214	41,065	11,971
North America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	44,640	81,917	66,464
North America [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	14,199	13,362	10,913
North America [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	266	47	20
North America [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	125	68	59
Europe and Latin America [member]
Disclosure of geographical areas [line items]
Net sales	64,884	66,790	60,272
Non-current assets, total	64,497	93,612	52,141
Europe and Latin America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	42,298	44,644	38,671
Europe and Latin America [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	22,270	21,638	21,181
Europe and Latin America [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	245	99	41
Europe and Latin America [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	71	409	379
Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	23,739	22,571	20,785
Non-current assets, total	174	(804)	209
Middle East and Africa [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	12,902	11,707	10,743
Middle East and Africa [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	10,457	10,472	9,726
Middle East and Africa [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	378	368	309
Middle East and Africa [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	2	24	7
Other regions [member]
Disclosure of geographical areas [line items]
Net sales	38,248	27,107	15,851
Non-current assets, total	0	0	0
Other regions [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	9,381	9,017	7,197
Other regions [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	1,946	1,858	1,506
Other regions [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	24,783	14,058	5,132
Other regions [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	2,138	2,174	2,016
European union [Member]
Disclosure of geographical areas [line items]
Net sales	34,257	35,859	31,307
Non-current assets, total	59,456	92,167	50,428
Sweden [member]
Disclosure of geographical areas [line items]
Net sales	1,774	3,239	2,349
Non-current assets, total	58,728	88,057	45,997
United States [member]
Disclosure of geographical areas [line items]
Net sales	85,313	109,709	79,896
Non-current assets, total	32,133	39,906	10,749
India [member]
Disclosure of geographical areas [line items]
Net sales	31,205	10,957	7,482
Non-current assets, total	535	519	484
Japan [member]
Disclosure of geographical areas [line items]
Net sales	10,139	9,965	13,678
Non-current assets, total	132	187	261
China [member]
Disclosure of geographical areas [line items]
Net sales	10,716	10,523	10,078
Non-current assets, total	kr 1,449	kr 2,068	kr 2,202